Parent-Only Financial Statements	12 Months Ended
Dec. 31, 2012
Parent-Only Financial Statements [Abstract]
Parent-Only Financial Statements

Note 15 - Parent-Only Financial Statements

The following represents the condensed financial statements of First Federal of Northern Michigan Bancorp, Inc. ("Parent") only. The Parent-only financial information should be read in conjunction with the Company's consolidated financial statements.

Condensed parent company financial statements, which include transactions with the subsidiary, are as follows:

Balance Sheets:

	December 31
	2012	2011

Assets

Cash at subsidiary bank	$817	$516
Investment in subsidiary	23,304	23,734
Deferred tax asset	318	318
Other assets	-	-

Total assets	$24,439	$24,568

Liabilities and Stockholders' Equity

Liabilities	$4	$-
Stockholders' equity	24,435	24,568

Total liabilities and stockholders' equity	$24,439	$24,568

Statements of Operations:

	December 31
	2012	2011

Operating income	$-	$-

Dividend income	500	-

Operating expense	(205)	(199)

Income (loss) before income taxes and equity in undistributed net income of subsidiary bank	295	(199)

Income tax benefit	-	-

Income (loss) before equity in undistributed loss of subsidiary bank	295	(199)

Equity in undistributed net income (loss) of subsidiary bank	(509)	941

Net income (loss)	$(214)	$742

Statements of Cash Flows:

	December 31
	2012	2011

Cash Flows from Operating Activities
Net income (loss)	$(214)	$742
Adjustments to reconcile net income (loss) to net cash from operating activities:
Dividend from subsidiary bank	500	-
Stock options/awards	2	68
Equity in undistributed net income of subsidiary bank	9	(941)
Net change in deferred tax assets	-	-
Net change in other liabilities	4	-
Net change in other assets	-	223

Net cash provided by (used in) operating activities	515	(650)

Net Increase in Cash	301	92

Cash - Beginning of year	516	424

Cash - End of year	$817	$516